Long-Term Debt - Narrative (Details) shares in Millions				3 Months Ended	12 Months Ended
	Oct. 17, 2016 USD ($)	Sep. 27, 2016 USD ($) payment shares	Feb. 17, 2016 USD ($) shares	Mar. 31, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2017	Sep. 30, 2016	Jan. 14, 2016	Jul. 03, 2013 USD ($)	Aug. 19, 2010 USD ($)
Debt Instrument [Line Items]
Principal amount					$ 280,295,000	$ 350,000,000
Amortization of debt issuance costs					(10,139,000)	0	$ 0
Deferred finance costs						(1,400,000)
10% Senior Unsecured Notes Due 2017 | Senior Notes
Debt Instrument [Line Items]
Principal amount					$ 22,650,000	$ 350,000,000					$ 200,000,000	$ 150,000,000
Stated interest rate (as a percent)					10.00%	10.00%					10.00%	10.00%
Long-term debt			$ 135,600,000		$ 22,568,000	$ 347,008,000
Excess (shortfall) carrying value					0	0
Deferred finance costs					(82,000)	(2,992,000)
10% Senior Secured Notes due 2021 | Senior Notes
Debt Instrument [Line Items]
Principal amount					$ 14,177,000	0
Stated interest rate (as a percent)					10.00%
Long-term debt					$ 15,228,000	0
Excess (shortfall) carrying value					1,159,000	0
Deferred finance costs					(108,000)	0
10% Senior Secured PIK Notes due 2021 | Payment in Kind (PIK) Note
Debt Instrument [Line Items]
Principal amount					$ 243,468,000	0
Stated interest rate (as a percent)					10.00%
Long-term debt					$ 248,600,000	0
Excess (shortfall) carrying value					(590,000)	0
Deferred finance costs					0	0
Private Exchange Offer and Consent Solicitation
Debt Instrument [Line Items]
Repayments of debt			53,600,000
Private Exchange Offer and Consent Solicitation | 10% Senior Unsecured Notes Due 2017 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)									10.00%
Debt conversion, original debt, amount			$ 214,400,000
Debt conversion, original debt, percent of total			61.00%
Gain (loss) on extinguishment of debt			$ 0
Private Exchange Offer and Consent Solicitation | 10% Senior Secured Notes due 2021 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)										10.00%
Debt conversion, converted instrument, amount			144,700,000
Long-term debt			$ 13,900,000
Amortization of debt issuance costs					(1,500,000)
Private Exchange Offer and Consent Solicitation | 10% Senior Secured PIK Notes due 2021 | Payment in Kind (PIK) Note
Debt Instrument [Line Items]
Stated interest rate (as a percent)									10.00%
Excess (shortfall) carrying value		$ (600,000)
September Exchange And Consent Solicitation | 10% Senior Unsecured Notes Due 2017 | Senior Notes
Debt Instrument [Line Items]
Debt conversion, original debt, amount		$ 113,000,000
Debt conversion, original debt, percent of total		83.00%
Long-term debt		$ 22,700,000
September Exchange And Consent Solicitation | 10% Senior Secured Notes due 2021 | Senior Notes
Debt Instrument [Line Items]
Debt conversion, original debt, amount		$ 130,500,000
Debt conversion, original debt, percent of total		90.00%
Long-term debt		$ 14,200,000
September Exchange And Consent Solicitation | 10% Senior Secured PIK Notes due 2021 | Payment in Kind (PIK) Note
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount		$ 243,500,000
Number of interest payments with variable rate | payment		3
September Exchange And Consent Solicitation | 10% Senior Secured PIK Notes due 2021 | PIK Interest | Payment in Kind (PIK) Note
Debt Instrument [Line Items]
Stated interest rate (as a percent)		1.00%
Adjusted LIBO rate (as a percent)		9.00%
September Exchange And Consent Solicitation | Scenario, Forecast | 10% Senior Unsecured Notes Due 2017 | Senior Notes
Debt Instrument [Line Items]
Redemption price, percentage				100.00%
Common Stock | Private Exchange Offer and Consent Solicitation
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued | shares		3.5	1.1
Term Loan | Line of Credit
Debt Instrument [Line Items]
Principal amount					10,000,000	0
Long-term debt					7,249,000	0
Excess (shortfall) carrying value					0	0
Deferred finance costs					(2,751,000)	$ 0
Term Loan | Loan Agreement | Line of Credit
Debt Instrument [Line Items]
Stated interest rate (as a percent)	10.00%
Long-term debt					$ 10,000,000
Revolving credit facility	$ 50,000,000
Borrowing availability period	3 years
First priority lien as percent of total value of oil and gas properties	90.00%
Present value of estimated future net revenues, discount percent	10.00%
Ratio of present value of estimated future net revenues to sum of outstanding term loans and commitments					1.7
Term Loan | Scenario, Forecast | Loan Agreement | Line of Credit
Debt Instrument [Line Items]
Ratio of present value of estimated future net revenues to sum of outstanding term loans and commitments				1.7				2